Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 80,963,451	$ 39,384,284
Expenses
Cost of services (content, hosting and other)	146,156,734	43,745,518
General and administrative	37,125,296	16,086,254
Research and development	15,721,663	6,342,851
Sales and marketing	13,427,021	6,137,860
Acquisition-related transaction costs	1,151,318	1,116,056
Amortization and depreciation	4,850,812	1,556,056
Changes in fair value of contingent consideration	(1,922,381)
Total expenses	216,510,463	74,984,595
Loss from operations	(135,547,012)	(35,600,311)
Interest income	13,594,463	3,019,456
Other income (expense)	(125,511)	(49,067)
Changes in fair value of warrant liability	2,365,895	21,010,500
Loss before income taxes	(119,712,165)	(11,619,422)
Income tax recovery		215,428
Deferred tax recovery	3,291,703
Net loss	$ (116,420,462)	$ (11,403,994)
Loss per share – basic (in Dollars per share)	$ (0.58)	$ (0.05)
Weighted-average number of common shares used in computing net loss per share - basic (in Shares)	201,442,321	242,443,272
Share-based compensation expense included in expenses:
Cost of services (content, hosting, and other)	$ 3,994,180	$ 249,781
General and administrative	10,686,099	1,582,678
Research and development	1,016,627	55,479
Sales and marketing	437,808	45,465
Total share-based compensation expense	$ 16,134,714	$ 1,933,403